Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 1,289,600	$ 202,365	¥ 1,153,292
Total Investments in affiliates	1,402,083	220,017	1,264,685
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	8,480	1,331	8,797
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	93,223	14,629	96,629
Others
Schedule of Investments [Line Items]
Equity investments	10,780	1,692	5,967
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	108,385	17,008	108,582
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	36,033	5,654	43,686
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	1,133,336	177,845	988,069
Others Investment
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 11,846	$ 1,858	¥ 12,955